Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Expenses [Abstract]
Summary of accrued expenses

	2011	2010
Payroll	$10,519	$13,621
Interest	36,125	37,350
Insurance benefits	12,338	11,958
Accrued lease expense	26,975	26,851
Other	8,697	6,762

	$94,654	$96,542